Note 12 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Detail) - Gains and Losses from Derivative Instruments (Gain (Loss) on Derivatives [Member], USD $)	6 Months Ended
Jun. 30, 2012
Gain (Loss) on Derivatives [Member]
Interest rate swap	$ 186,672